OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 18)	$ 1,654	$ 1,574
Asset retirement obligations (Note 20)	43	38
Environmental liabilities (Note 19)	37	36
Lease obligations (Note 21)	28	40
Due to related parties	10	17
Derivative liabilities (Note 16)	0	3
Other long-term liabilities	32	42
Other long-term liabilities	$ 1,804	$ 1,750